EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 23, 2018 gaming_facility	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Associates And Joint Ventures [Line Items]
Increase in equity accounted investments from acquisitions		$ (18)	$ 231
Distributions received from equity accounted investments		23	59
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Distributions received from equity accounted investments		$ 15
Gaming Facilities
Disclosure Of Associates And Joint Ventures [Line Items]
Number of gaming facilities | gaming_facility	3
Minimum period of operating rights	22 years
Increase in equity accounted investments from acquisitions			$ 8